Geographic Information (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Geographic Information [Line Items]
Long-lived assets	$ 14,994	$ 11,230
U.S [Member]
Geographic Information [Line Items]
Long-lived assets	1,839	232
Israel [Member]
Geographic Information [Line Items]
Long-lived assets	12,581	10,342
EMEA [Member]
Geographic Information [Line Items]
Long-lived assets	328	378
Asia Pacific [Member]
Geographic Information [Line Items]
Long-lived assets	$ 246	$ 278